Postretirement Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost
The components of net periodic benefit (income)/cost were as follows:

	Six months ended June 30		Three months ended June 30
Pension Plans	2024	2023	2024	2023
Service cost	$3	$2	$1	$1
Interest cost	1,318	1,410	659	$705
Expected return on plan assets	(1,656)	(1,720)	(827)	(859)
Amortization of prior service credits	(41)	(41)	(21)	(21)
Recognized net actuarial loss	134	83	67	41

Net periodic benefit income	($242)	($266)	($121)	($133)

Net periodic benefit cost included in Loss from operations	$3	$2	$1	$1
Net periodic benefit income included in Other income, net	(245)	(268)	(122)	($134)

Net periodic benefit income included in Loss before income taxes	($242)	($266)	($121)	($133)

	Six months ended June 30		Three months ended June 30
Other Postretirement Plans	2024	2023	2024	2023
Service cost	25	$24	$13	$12
Interest cost	62	74	31	37
Expected return on plan assets	(6)	(4)	(4)	(2)
Amortization of prior service credits	(5)	(11)	(2)	(5)
Recognized net actuarial gain	(88)	(88)	(44)	(44)

Net periodic benefit income	($12)	($5)	($6)	($2)

Net periodic benefit cost included in Loss from operations	23	$31	$12	$16
Net periodic benefit income included in Other income, net	(37)	(29)	(19)	(14)

Net periodic benefit (income)/cost included in Loss before income taxes	($14)	$2	($7)	$2

The components of net periodic benefit (income)/cost were as follows:

	Pension			Other Postretirement Benefits
Years ended December 31,	2023	2022	2021	2023	2022	2021
Service cost	$2	$3	$3	$49	$72	$87
Interest cost	2,820	2,080	1,988	148	98	97
Expected return on plan assets	(3,441)	(3,789)	(3,848)	(9)	(10)	(7)
Amortization of prior service credits	(81)	(81)	(80)	(22)	(35)	(35)
Recognized net actuarial loss/(gain)	173	913	1,219	(175)	(111)	(56)
Settlement/curtailment (gain)/loss		(4)	193

Net periodic benefit (income)/cost	($527)	($878)	($525)	($9)	$14	$86

Net periodic benefit cost included in Loss from operations	$2	$3	$3	$62	$79	$90

Net periodic benefit income included in Other income, net	(529)	(881)	(528)	(58)	(58)	(1)

Net periodic benefit (income)/cost included in Loss before income taxes	($527)	($878)	($525)	$4	$21	$89

Schedule of Changes in the Benefit Obligation, Plan Assets and Funded Status of Pensions and OPB
The following tables show changes in the benefit obligation, plan assets and funded status of both pensions and OPB for the years ended December 31, 2023 and 2022. Benefit obligation balances presented below reflect the PBO for our pension plans and accumulated postretirement benefit obligations (APBO) for our OPB plans.

	Pension		Other Postretirement Benefits
	2023	2022	2023	2022
Change in benefit obligation
Beginning balance	$55,117	$75,635	$2,978	$4,092
Service cost	2	3	49	72
Interest cost	2,820	2,080	148	98
Amendments		1
Actuarial loss/(gain)	1,217	(17,605)	(152)	(914)
Gross benefits paid	(4,837)	(4,971)	(375)	(406)
Subsidies			2	39
Exchange rate adjustment	6	(26)	1	(3)

Ending balance	$54,325	$55,117	$2,651	$2,978

Change in plan assets
Beginning balance at fair value	$49,825	$67,813	$140	$172
Actual return on plan assets	3,756	(13,141)	23	(27)
Company contribution		2
Plan participants’ contributions			4	6
Benefits paid	(4,698)	(4,824)	(4)	(11)
Exchange rate adjustment	8	(25)

Ending balance at fair value	$48,891	$49,825	$163	$140

Amounts recognized in statement of financial position at December 31 consist of:
Other assets	$1,219	$987	$81	$21
Accrued liabilities	(137)	(138)	(336)	(356)
Accrued retiree health care			(2,233)	(2,503)
Accrued pension plan liability, net	(6,516)	(6,141)

Net amount recognized	($5,434)	($5,292)	($2,488)	($2,838)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts recognized in Accumulated other comprehensive loss (AOCI) at December 31 were as follows:

	Pension		Other Postretirement Benefits
	2023	2022	2023	2022
Net actuarial loss/(gain)	$18,175	$17,448	($1,852)	($1,862)
Prior service credits	(1,143)	(1,224)	(19)	(41)

Total recognized in AOCI	$17,032	$16,224	($1,871)	($1,903)

Schedule of Key Information for All Plans with ABO in Excess of Plan Assets	Key information for our plans with ABO and PBO in excess of plan assets as of December 31 was as follows:

	2023	2022
Accumulated benefit obligation	$47,665	$48,134
Fair value of plan assets	41,666	42,491

	2023	2022
Projected benefit obligation	$48,320	$48,770
Fair value of plan assets	41,666	42,491

Schedule of Assumptions Used to Calculate the Benefit Obligation and Net Periodic Benefit Costs
The following assumptions, which are the weighted average for all plans, are used to calculate the benefit obligation at December 31 of each year and the net periodic benefit cost for the subsequent year.

December 31,	2023	2022	2021
Discount rate:
Pension	5.10%	5.40%	2.80%
Other postretirement benefits	5.00%	5.30%	2.50%
Expected return on plan assets	6.00%	6.00%	6.30%
Rate of compensation increase	4.30%	4.30%	4.30%
Interest crediting rates for cash balance plans	5.00%	5.00%	5.00%

Schedule of Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates were as follows:

December 31,	2023	2022	2021
Health care cost trend rate assumed next year	5.50%	5.50%	4.50%
Ultimate trend rate	4.50%	4.50%	4.50%
Year that trend reaches ultimate rate	2028	2028	2021

Schedule of Actual Allocations for Pension Assets and Target Allocations by Asset Class	The actual and target allocations by asset class for the pension assets at December 31 were as follows:

	Actual Allocations		Target Allocations
Asset Class	2023	2022	2023	2022
Fixed income	60%	63%	59%	63%
Global equity	19	14	20	20
Private equity	8	8	7	4
Real estate and real assets	7	8	7	7
Hedge funds	6	7	7	6

Total	100%	100%	100%	100%

Schedule of Allocation of Plan Assets	The following table presents our plan assets using the fair value hierarchy as of December 31, 2023 and 2022. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs and Level 3 includes fair values estimated using significant unobservable inputs.

	December 31, 2023				December 31, 2022
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Fixed income securities:
Corporate	$17,809		$17,750	$59	$15,095		$15,025	$70
U.S. government and agencies	6,822		6,822		7,827		7,827
Mortgage backed and asset backed	505		344	161	664		502	162
Municipal	816		816		843		811	32
Sovereign	720		720		706		706
Other	9	$6		3	8	$8
Derivatives:
Assets	69		69		36		36
Liabilities					(87)		(87)
Cash equivalents and other short-term investments	326		326		571		571

	December 31, 2023				December 31, 2022
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Equity securities:
U.S. common and preferred stock	3,391	3,391			2,931	2,931
Non-U.S. common and preferred stock	2,204	2,204			2,023	2,023
Boeing company stock					1,782	1,782
Derivatives:
Assets
Liabilities					(1)		(1)
Private equity
Real estate and real assets:
Real estate
Real assets	385	349	33	3	362	310	47	5
Derivatives:
Assets					1		1
Liabilities					(8)		(7)	(1)

Total	$33,056	$5,950	$26,880	$226	$32,753	$7,054	$25,431	$268

Fixed income common/collective/pooled funds	$1,378				$1,511
Fixed income other	1,364				832
Equity common/collective/ pooled funds	2,702				2,757
Private equity	4,102				4,239
Real estate and real assets	3,138				3,525
Hedge funds	2,751				3,391

Total investments measured at NAV as a practical expedient	$15,435				$16,255

Cash	$86				$409
Receivables	438				541
Payables	(124)				(133)

Total	$48,891				$49,825

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following tables summarizes the changes of Level 3 assets, reconciled by asset class, held during the years ended December 31, 2023 and 2022. Transfers into and out of Level 3 are reported at the beginning-of-year
values.

	January 1 2023 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 31 2023 Balance
Fixed income securities:
Corporate	$70	$5	($16)		$59
U.S. government and agencies			(1)	$1
Mortgage backed and asset backed	162	7	10	(18)	161
Municipal	32		(5)	(27)
Other		3			3
Real assets	4	(1)			3

Total	$268	$14	($12)	($44)	$226

	January 1 2022 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 31 2022 Balance
Fixed income securities:
Corporate	$53	($19)	$3	$33	$70
Mortgage backed and asset backed	102	(11)	16	55	162
Municipal	29	(14)	9	8	32
Sovereign	9			(9)
Equity securities:
Non-U.S. common and preferred stock	5	(45)	(2)	42
Real assets		(1)	5		4

Total	$198	($90)	$31	$129	$268

Schedule of Estimated Future Benefit Payments	The table below reflects the total pension benefits expected to be paid from the plans or from our assets, including both our share of the benefit cost and the participants’ share of the cost, which is funded by participant contributions. OPB payments reflect our portion only.

Year(s)	2024	2025	2026	2027	2028	2029-2033
Pensions	$4,524	$4,425	$4,345	$4,241	$4,143	$19,106
Other postretirement benefits:
Gross benefits paid	358	341	319	295	269	1,004
Subsidies	(12)	(13)	(13)	(13)	(13)	(61)

Net other postretirement benefits	$346	$328	$306	$282	$256	$943